DERIVATIVE LIABILITIES (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Strike price		$ 0.15
Minimum [Member]
Stock price	$ .05	$ 0.16
Strike price	$ .15
Expected life (in years)	3 months 4 days	1 year 29 days
Expected volatility	121.00%	119.00%
Average risk free interest rate	0.28%	0.60%
Maximum [Member]
Stock price	$ .32	$ 0.07
Strike price	$ .25
Expected life (in years)	1 year 29 days	8 months 27 days
Expected volatility	274.00%	101.00%
Average risk free interest rate	0.46%	0.28%